Registration No. 333-182611

As filed with the Securities and Exchange Commission on November 16, 2012

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐  PRE-EFFECTIVE AMENDMENT NO.

☒  POST-EFFECTIVE AMENDMENT NO. 1

JOHN HANCOCK VARIABLE INSURANCE TRUST

(Exact Name of Registrant as Specified in Charter)

601 Congress Street

Boston, Massachusetts 02210

(Address of Principal Executive Offices)

617-663-3000

(Registrant’s Area Code and Telephone Number)

Thomas M. Kinzler

Secretary

John Hancock Variable Insurance Trust

601 Congress Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

Copies to:

Christopher P. Harvey, Esq. Dechert LLP 200 Clarendon Street, 27th Floor Boston, Massachusetts 02116	Mark P. Goshko, Esq. K&L Gates LLP One Lincoln Street Boston, Massachusetts 02111

Title of securities being registered: shares of beneficial interest ($0.01 par value) of the Registrant.

No filing fee is required because an indefinite number of shares of the Registrant have previously been registered pursuant to Section 24(f) under the Investment Company Act of 1940.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

☒	Immediately upon filing pursuant to paragraph (b)
__	On [date] pursuant to paragraph (b)
__	60 days after filing pursuant to paragraph (a)(1)
__	On [date] pursuant to paragraph (a)(1)
__	75 days after filing pursuant to paragraph (a)(2)
__	On [date] pursuant to paragraph (a)(2) of rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

__	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of John Hancock Variable Insurance Trust (the “Trust”) on Form N-14 (File No. 333-182611) (the “Registration Statement”) consists of the following: (1) cover page of the Registration Statement; and (2) Part C of the Registration Statement (including signature page).

This Post-Effective Amendment No. 1 hereby incorporates by reference Part A and Part B from the Trust’s definitive Proxy Statement/Prospectus as filed on August 27, 2012 pursuant to Rule 497(c) under the Securities Act of 1933 (File No. 333-182611) (accession no. 0001193125-12-369983). The purpose of this Post-Effective Amendment No. 1 is solely to file the final tax opinions as exhibits to Part C of the Registration Statement.

PART C

OTHER INFORMATION

Item 15. Indemnification

Sections 6.4 and 6.5 of the Agreement and Declaration of Trust of the Registrant provide that the Registrant shall indemnify each of its Trustees and officers against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and against all expenses, including, but not limited to, accountants and counsel fees, reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Trustee or officer may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except that indemnification shall not be provided if it shall have been finally adjudicated in a decision on the merits by the court or other body before which the proceeding was brought that such Trustee or officer (i) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

Exhibit Number	Description* * Unless otherwise stated, all filing references are to File No. 2-94157.

1(a)	Agreement and Declaration of Trust dated September 29, 1988 — previously filed as exhibit (1)(a) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(b)	Redesignation of Series of Shares dated March 31, 1989 relating to Convertible Securities Trust — previously filed as exhibit (1)(b) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(c)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated March 31, 1989 relating to Conservative, Moderate and Aggressive Asset Allocation Trusts — previously filed as exhibit (1)(c) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(d)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated February 1, 1991 relating to Growth & Income Trust — previously filed as exhibit (1)(d) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(e)	Redesignation of Series of Shares dated April 3, 1991 relating to Bond Trust — previously filed as exhibit (1)(e) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(f)	Redesignation of Series of Shares dated April 17 1991 relating to U.S. Government Bond Trust — previously filed as exhibit (1)(f) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

Exhibit Number	Description*

1(g)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated August 7, 1992 relating to Pasadena Growth Trust, Growth Trust, and Strategic Income Trust — previously filed as exhibit (1)(g) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(h)	Redesignation of Series of Shares dated April 4, 1993 relating to Growth Trust and Strategic Income Trust — previously filed as exhibit (1)(h) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(i)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated December 28, 1994 relating to International Growth and Income Trust — previously filed as exhibit (1)(i) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(j)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated February 1, 1996 relating to Small/Mid Cap Trust— previously filed as exhibit (1)(j) to post-effective amendment no. 34 filed on October 4, 1996, accession number 0000950133-96-002099.

1(k)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated February 1, 1996 relating to- International Small Cap Trust — previously filed as exhibit (1)(k) to post-effective amendment no. 34 filed on October 4, 1996, accession number 0000950133-96-002099.

1(l)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 9, 1996 relating to Growth Trust — previously filed as exhibit (1)(l) to post-effective amendment no. 34 filed on October 4, 1996, accession number 0000950133-96-002099.

1(m)	Redesignation of Series of Shares dated October 1, 1996 relating to Pasadena Growth Trust — previously filed as exhibit (1)(m) to post-effective amendment no. 35 filed on December 19, 1996, accession number 0000950135-96-005355.

1(n)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated December 31, 1996 relating to Value, High Yield, International Stock, Science & Technology, Balanced, Worldwide Growth, Emerging Growth, Pilgrim Baxter Growth, Pacific Rim Emerging Markets, Real Estate Securities, Capital Growth Bond, Equity Index, Quantitative Equity, Lifestyle Conservative 280, Lifestyle Moderate 460, Lifestyle Balanced 640, Lifestyle Growth 820, Lifestyle Aggressive 1000 Trusts previously filed as exhibit (a)(14) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(o)	Redesignation of Series of Shares dated December 31, 1996 relating to Value Equity Trust previously filed as exhibit (a)(15) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(p)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated September 30, 1997 relating to Small Company Value Trust — previously filed as exhibit (1)(m) to post-effective amendment no. 39 filed on March 2, 1998, accession number 0000950135-98-001303.

1(q)	Amendment dated October 1, 1997 to the Agreement and Declaration of Trust dated September 29, 1988 relating to Trust name change to Manufacturers Investment Trust — previously filed as exhibit (1)(n) to post-effective amendment no. 39 filed on March 2, 1998, accession number 0000950135-98-001303.

1(r)	Redesignation of Series of Shares dated November 2, 1998 relating to Emerging Growth Trust previously filed as exhibit (a)(18) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(s)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 1999 relating to Small Company Blend, U.S. Large Cap Value, Total Return, International Value and Mid Cap Stock Trusts previously filed as exhibit (a)(19) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

Exhibit Number	Description*

1(t)	Redesignation of Series of Shares dated May 1, 1999 relating to Conservative Asset Allocation, Moderate Asset Allocation, Small/Mid Cap, International Growth and Income, Global Government Bond, Pilgrim Baxter Growth, Aggressive Asset Allocation, and Equity Trusts previously filed as exhibit (a)(20) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(u)	Termination of Series of Shares dated May 1, 1999 relating to Capital Growth Bond Trust and Worldwide Growth Trust previously filed as exhibit (a)(21) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(v)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 2000 relating to Dynamic Growth, Internet Technologies, Tactical Allocation, Mid Cap Index, Small Cap Index, Total Stock Market Index, International Index, and 500 Index Trusts previously filed as exhibit (a)(22) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(w)	Redesignation of Series of Shares dated May 1, 2000 relating to Mid Cap Growth Trust previously filed as exhibit (a)(23) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(x)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated October 31, 2000 relating to Capital Appreciation Trust previously filed as exhibit (a)(24) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(y)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated April 30, 2001 relating to Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value, and Fundamental Value Trusts previously filed as exhibit (a)(25) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(z)	Redesignation of Series of Shares dated April 30, 2001 relating to Mid Cap Blend Trust previously filed as exhibit (a)(26) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(a)(a)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 16, 2001 relating to Small-Mid Cap Growth, Small-Mid Cap, International Equity Select, Select Growth, Global Equity Select, Core Value and High Grade Bond Trusts previously filed as exhibit (a)(27) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(b)(b)	Establishment and Designation of Additional Class of Shares dated January 2, 2002 relating to Class A Shares and Class B Shares of beneficial interest previously filed as exhibit (a)(28) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(c)(c)	Redesignation of Class of Shares dated May 1, 2002 relating to Class A Shares and Class B Shares of beneficial interest previously filed as exhibit (a)(29) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(d)(d)	Redesignation of Series of Shares dated November 25, 2002 relating to Growth Trust previously filed as exhibit (a)(30) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(e)(e)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 2003 relating to American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, and American Growth-Income Trust previously filed as exhibit (a)(31) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

Exhibit Number	Description*

1(f)(f)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 2003 relating to Natural Resources, Real Return Bond, Mid Cap Core, Large Cap Value, Quantitative All Cap, Emerging Growth, Special Value, and Small Cap Opportunities Trusts previously filed as exhibit (a)(32) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(g)(g)	Redesignation of Series of Shares dated May 1, 2003 relating to U.S. Large Cap Value Trust, Capital Opportunities Trust and Tactical Allocation Trust previously filed as exhibit (a)(33) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(h)(h)	Termination of Series of Shares dated May 1, 2003 relating to Telecommunications Trust, Internet Technologies Trust, Mid Cap Growth Trust, and Mid Cap Opportunities Trust previously filed as exhibit (a)(34) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(i)(i)	Establishment and Designation of Additional Class of Shares dated July 1, 2003 relating to Class III Shares of beneficial interest previously filed as exhibit (a)(35) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(j)(j)	Establishment and Designation of Additional Class of Shares dated July 8, 2003 relating to Class I Shares of beneficial interest for American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, and American Growth-Income Trust previously filed as exhibit (a)(36) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(k)(k)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 28, 2003 relating to Great Companies — America — previously filed as exhibit (a)(37) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(l)(l)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 2004 relating to Small Company, Core Equity, Classic Value, Quantitative Value, U.S. Global Leaders Growth, and Strategic Income Trusts previously filed as exhibit (a)(38) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(m)(m)	Redesignation of Series of Shares dated May 1, 2004 relating to Pacific Rim Emerging Markets Trust and Global Equity Trust previously filed as exhibit (a)(39) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(n)(n)	Amendment dated January 1, 2005 to the Agreement and Declaration of Trust dated September 29, 1988 relating to Trust name change to John Hancock Trust previously filed as exhibit (a)(40) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(o)(o)	Establishment and Designation of Additional Class of Shares dated January 25, 2005 relating to Class NAV Shares of beneficial interest previously filed as exhibit (a)(41) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(p)(p)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated January 25, 2005 relating to Money Market B, Index 500 B, International Index A, International Index B, Bond Index A, Bond Index B, Growth & Income II, Mid Value, Small Cap Value, Small Cap Growth, Overseas Equity, Active Bond, Short-Term Bond, and Managed Trusts previously filed as exhibit (a)(42) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(q)(q)	Amendment dated April 29, 2005 to the Agreement and Declaration of Trust dated September 29, 1988 relating to amending and restating of Article IV, Section 4.1 previously filed as exhibit (a)(43) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

Exhibit Number	Description*

1(r)(r)	Amendment dated April 29, 2005 to the Agreement and Declaration of Trust dated September 29, 1988 relating to amending and restating of Article VII, Section 7.2 previously filed as exhibit (a)(44) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(s)(s)	Establishment and Designation of Additional Class of Shares dated April 29, 2005 relating to Class IIIA Shares of beneficial interest previously filed as exhibit (a)(45) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(t)(t)	Establishment and Designation of Additional Series of Shares dated April 29, 2005 relating to Small Cap, International Opportunities, Core Bond, U.S. High Yield Bond, and Large Cap Trusts previously filed as exhibit (a)(46) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(u)(u)	Termination of Series of Shares dated May 2, 2005 relating to Select Growth, Core Value, Small-Mid Cap, Small-Mid Cap Growth, High, Grade Bond, Global Equity Select, International Equity Select, and Great Companies-America Trusts previously filed as exhibit (a)(47) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(v)(v)	Termination of Series of Shares dated May 2, 2005 relating to Strategic Growth, Small Company Blend, Overseas, Equity Index, Diversified Bond, and Aggressive Growth Trusts previously filed as exhibit (a)(48) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(w)(w)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 29, 2005 relating to American Bond Trust previously filed as exhibit (a)(49) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(x)(x)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated October 12, 2005 relating to Small Company Growth, Growth Opportunities, Value Opportunities, Vista, Intrinsic Value, Growth, U.S. Multi Sector, International Growth, Spectrum Income, and Value & Restructuring Trusts previously filed as exhibit (a)(50) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(y)(y)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated January 30, 2006 relating to Index Allocation Trust — previously filed as exhibit (a) (43) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

1(z)(z)	Redesignation of Series of Shares dated April 28, 2006 relating to Lifestyle Trusts, Growth & Income Trust, Growth & Income Trust II, and International Stock Trust — previously filed as exhibit (a) (40) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

1(a)(a)(a)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated April 28, 2006 relating to International Small Company, Real Estate Equity, Mid Cap Value Equity, Global Real Estate, Absolute Return, and High Income Trusts — previously filed as exhibit (a) (42) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

1(b)(b)(b)	Termination of Series of Shares dated May 2, 2006 relating to Large Cap Growth Trust — previously filed as exhibit (a) (41) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

1(c)(c)(c)	Redesignation of Series of Shares dated June 30, 2006 relating to International Index Trust A and International Index Trust B previously filed as exhibit (a)(55) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(d)(d)(d)	Termination of Class of Shares dated September 29, 2006 relating to Class III Shares and Class IIIA beneficial interest for Lifestyle Trusts — previously filed as exhibit (a) (45) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

Exhibit Number	Description*

1(e)(e)(e)	Termination of Series of Shares dated December 5, 2006 relating to Mid Cap Core Trust and Strategic Value Trust — previously filed as exhibit (a) (46) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

1(f)(f)(f)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated April 30, 2007 relating to Small Cap Intrinsic Value, Founding Allocation, Income, Mutual Shares, Mid Cap Intersection, Emerging Markets Value, American Asset Allocation, American Global Growth, American Global Small Capitalization, American High-Income Bond, and American New World Trusts previously filed as exhibit (a)(58) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(g)(g)(g)	Termination of Series of Shares dated May 3, 2007 relating to Strategic Opportunities Trust previously filed as exhibit (a)(59) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(h)(h)(h)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated October 25, 2007 relating to American Fundamental Holdings Trust and American Global Diversification Trust previously filed as exhibit (a)(60) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(i)(i)(i)	Termination of Series of Shares dated November 21, 2007 relating to Special Value Trust previously filed as exhibit (a)(61) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(j)(j)(j)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated December 14, 2007 relating to Floating Rate Income Trust, Global Asset Allocation Trust and Lifecycle Portfolios previously filed as exhibit (a)(62) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(k)(k)(k)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated April 28, 2008 relating to Disciplined Diversification Trust, Capital Appreciation Value Trust, and Growth Equity Trust previously filed as exhibit (a)(63) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(l)(l)(l)	Termination of Series of Shares dated May 9, 2008 relating to U.S. Global Leaders Growth Trust, Growth & Income Trust, Quantitative Mid Cap Trust, and Dynamic Growth Trust previously filed as exhibit (a)(64) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(m)(m)(m)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 9, 2008 relating to American Diversified Growth & Income Trust previously filed as exhibit (a)(65) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(n)(n)(n)	Redesignation of Series of Shares dated July 9, 2008 relating to Quantitative Value Trust, Global Asset Allocation Trust, and Quantitative All Cap Trust previously filed as exhibit (a)(66) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(o)(o)(o)	Establishment and Designation of Additional Series of Shares of Beneficial Interest September 26, 2008 relating to BlackRock Global Allocation Trust, Alpha Opportunities Trust, and Smaller Company Growth Trust previously filed as exhibit (a)(67) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(p)(p)(p)	Establishment and Designation of Additional Series of Shares of Beneficial Interest September 29, 1988 relating to Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Bond PS Series and Strategic Allocation Trust previously filed as exhibit (a)(68) to post-effective amendment no. 93 filed on February 10, 2011, accession number 0000950123-11-011585.

1(q)(q)(q)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated September 29, 1988 relating to Strategic Equity Allocation Trust previously filed as exhibit (a)(69) to post-effective amendment no. 100 filed on April 25, 2012, accession number 0000950123-12-006547.

Exhibit Number	Description*

1(r)(r)(r)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated September 29, 1988 relating to 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B previously filed as exhibit (a)(70) to post-effective amendment no. 102 filed on June 28, 2012, accession number 0000950123-12-009605.

2(a)	Revised By-laws of the Trust dated June 30, 2006 previously filed as exhibit (b)(2) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

2(b)	Amendment dated December 13, 2006 to the By-laws of the Trust, dated June 30, 2006 previously filed as exhibit (b)(3) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

3	Not Applicable.

4	Form of Agreement and Plan of Reorganization previously filed as Appendix A to the Proxy Statement/Prospectus in the Registration Statement on Form N-14 (File No. 333-182611) filed on July 10, 2012, accession number 0001193125-12-298691.

5	Included in Exhibits 1(a), 1(m), 1(n), 2(a) and 2(b) hereto and in Specimen Share Certificate previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997, accession number 0000950135-97-003874.

6(a)	Amended and Restated Advisory Agreement dated September 26, 2008 between John Hancock Variable Insurance Trust (formerly John Hancock Trust) and John Hancock Investment Management Services, LLC (the “Adviser”) previously filed as exhibit (d)(1) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(a)(1)	Chief Compliance Officer Services Agreement between the CCO, John Hancock Variable Insurance Trust (formerly John Hancock Trust), and John Hancock Investment Management Services, LLC dated October 10, 2008 previously filed as exhibit (d)(1)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(a)(2)	Amendment to Amended and Restated Advisory Agreement dated September 26, 2008 regarding Bond Trust and Core Balanced Strategy Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC – previously filed as exhibit 99.(d)(1)(C) to post-effective amendment no. 86 filed on April 27, 2009, accession number 0000950135-09-003140.

6(a)(3)	Amendment dated April 29, 2009 to Amended and Restated Advisory Agreement dated September 26, 2008 regarding Balanced Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Allocation Trust, Core Balanced Trust, Core Disciplined Diversification Trust and International Index Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC – previously filed as exhibit 99.(d)(1)(D) to post-effective amendment no. 88 filed on April 30, 2009, accession number 0000950135-09-003297.

6(a)(4)	Amendment dated December 19, 2008 to Amended and Restated Advisory Agreement dated September 26, 2008 regarding Short Term Government Income Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC previously filed as exhibit (d)(1)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(a)(5)	Amendment dated March 20, 2009 to Amended and Restated Advisory Agreement dated September 26, 2008 regarding Mid Value Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC – previously filed as exhibit 99.(d)(1)(C) to post-effective amendment no. 88 filed on April 30, 2009, accession number 0000950135-09-003297.

6(a)(6)	Amendment dated April 29, 2009 to Amended and Restated Advisory Agreement dated September 26, 2008 regarding Balanced Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Allocation Trust, Core Balanced Trust, Core Disciplined Diversification Trust and International Index Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC – previously filed as exhibit 99.(d)(1)(D) to post-effective amendment no. 88 filed on April 30, 2009, accession number 0000950135-09-003297.

Exhibit Number	Description*

6(a)(7)	Amendment to Amended and Restated Advisory Agreement dated September 30, 2008 regarding Currency Strategies Trust, International Growth Stock Trust and Ultra Short Term Bond Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC – previously filed as exhibit (d)(1)(E) to post effective amendment no. 92 filed on May 13, 2010, accession number 0000950123-10-048878.

6(a)(8)	Amendment dated May 3, 2010 to Amended and Restated Advisory Agreement dated September 30, 2008 regarding Alpha Opportunities Trust, Blue Chip Growth Trust, Equity-Income Trust, Natural Resources Trust, New Income Trust, Small Cap Value Trust and Heritage Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC – previously filed as exhibit (d)(1)(F) to post-effective amendment no. 96 filed on April 26, 2011, accession number 0000950123-11-039158.

6(a)(9)	Amendment dated June 25, 2010 to Amended and Restated Advisory Agreement dated September 30, 2008 regarding Global Trust, Income Trust, International Small Company Trust, International Value Trust, Small Company Growth Trust, Currency Strategies Trust, International Growth Stock Trust and Ultra Short Term Bond Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC – – previously filed as exhibit (d)(1)(G) to post-effective amendment no. 96 filed on April 26, 2011, accession number 0000950123-11-039158.

6(a)(10)	Amendment dated September 24, 2010 to Amended and Restated Advisory Agreement dated September 30, 2008 regarding All Cap Value Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC – – previously filed as exhibit (d)(1)(H) to post-effective amendment no. 96 filed on April 26, 2011, accession number 0000950123-11-039158.

6(a)(11)	Amendment dated November 8, 2010 to Amended and Restated Advisory Agreement dated September 30, 2008 regarding Strategic Income Opportunities Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC – previously filed as exhibit (d)(1)(I) to post-effective amendment no. 96 filed on April 26, 2011, accession number 0000950123-11-039158.

6(a)(12)	Amendment dated December 28, 2010 to Amended and Restated Advisory Agreement dated September 30, 2008 regarding Capital Appreciation Value Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC – – previously filed as exhibit (d)(1)(J) to post-effective amendment no. 96 filed on April 26, 2011, accession number 0000950123-11-039158.

6(a)(13)	Amendment dated March 25, 2011 to Amended and Restated Advisory Agreement dated September 30, 2008 regarding Mutual Shares Trust, Bond PS Series, Strategic Allocation Trust, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series, between John Hancock Trust and John Hancock Investment Management Services, LLC – previously filed as exhibit (d)(1)(K) to post-effective amendment no. 96 filed on April 26, 2011, accession number 0000950123-11-039158.

6(a)(14)	Amendment dated March 26, 2012 to the Amended and Restated Advisory Agreement dated September 30, 2008 regarding Strategic Equity Allocation Trust – previously filed as exhibit (d)(1)(G) to post-effective amendment no. 100 filed on April 25, 2012, accession number 0000950123-12-006547.

6(b)(1)	Subadvisory Agreement dated April 29, 2005 relating to Active Bond Trust, Bond Index Trust A, Bond Index Trust B, Managed Trust, and Short-Term Bond Trust, between the Adviser and Declaration Management & Research LLC previously filed as exhibit (d)(7) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(b)(1)(A)	Amendment dated October 17, 2005 to Subadvisory Agreement dated April 29, 2005 relating to Active Bond Trust, Bond Index Trust A, Bond Index Trust B, Managed Trust, and Short-Term Bond Trust, between the Adviser and Declaration Management & Research LLC previously filed as exhibit (d)(7)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

Exhibit Number	Description*

6(b)(1)(B)	Amendment dated January 3, 2006 to Subadvisory Agreement dated April 29, 2005 relating to Active Bond Trust, Bond Index Trust A, Bond Index Trust B, Managed Trust, and Short-Term Bond Trust, between the Adviser and Declaration Management & Research LLC previously filed as exhibit (d)(7)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(b)(2)	Subadvisory Agreement January 28, 1999 relating Aggressive Growth Trust and Mid Cap Growth Trust, between the Adviser and Invesco Advisers, Inc. (formerly, A I M Capital Management, Inc.) previously filed as exhibit (d)(15) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(b)(2)(A)	Amendment date December 30, 2001 to Subadvisory Agreement dated January 28, 2001 relating to All Cap Growth Trust, between the Adviser and Invesco Advisers, Inc. (formerly, A I M Capital Management, Inc.) previously filed as exhibit (d)(15)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(b)(2)(B)	Amendment dated May 1, 2003 to Subadvisory Agreement dated January 28, 1999 relating to Mid Cap Core Trust, between the Adviser and A I M Capital Management, Inc. — previously filed as exhibit (d)(15)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(b)(2)(C)	Amendment dated October 17, 2005 to Subadvisory Agreement dated January 28, 1999 relating to Small Company Growth Trust, between the Adviser and Invesco Advisers, Inc. (formerly, A I M Capital Management, Inc. previously filed as exhibit (d)(15)(C) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(b)(2)(D)	Amendment dated April 28, 2006 to Subadvisory Agreement dated January 28, 1999 relating to All Cap Growth Trust, between the Adviser and Invesco Advisers, Inc. (formerly, A I M Capital Management, Inc. — previously filed as exhibit (d)(52) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

6(b)(2)(E)	Amendment dated June 30, 2006 to Subadvisory Agreement dated January 28, 1999 relating to Mid Cap Core Trust between the Adviser and Invesco Advisers, Inc. (formerly, A I M Capital Management, Inc. — previously filed as exhibit (d)(53) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

6(b)(2)(F)	Amendment dated July 1, 2007 to Subadvisory Agreement dated January 28, 1999 relating to All Cap Growth Trust between the Adviser and Invesco Advisers, Inc. (formerly, A I M Capital Management, Inc. — previously filed as exhibit (d)(76) to post effective amendment no. 76 on October 12, 2007, accession number 0000950135-07-006125.

6(b)(2)(G)	Amendment to Subadvisory Agreement dated January 28, 1999 relating to International Growth Stock Trust between the Adviser and Invesco Advisers, Inc. (formerly, A I M Capital Management, Inc. — previously filed as exhibit (d)(15)(F)(1) to post effective amendment no. 92 filed on May 13, 2010, accession number 0000950123-10-048878.

6(b)(2)(H)	Amendment dated June 19, 2008 to Subadvisory Agreement dated January 28, 1999 relating to subadviser name change to Invesco Aim Capital Management, Inc. between the Adviser and A I M Capital Management, Inc. previously filed as exhibit (d)(15)(G) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(b)(2)(I)	Amendment dated September 26, 2008 to Subadvisory Agreement dated January 28, 1999 relating to subadviser use of agents between the Adviser and Invesco Aim Capital Management, Inc. previously filed as exhibit (d)(15)(H) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(b)(3)	Subadvisory Agreement dated May 1, 2003 between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (formerly MFC Global Investment Management (U.S.), Limited) previously filed as exhibit (d)(20) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

Exhibit Number	Description*

6(b)(3)(A)	Amendment dated April 30, 2004 to Subadvisory Agreement dated May 1, 2003 relating to Quantitative Value Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (formerly MFC Global Investment Management (U.S.), Limited) previously filed as exhibit (d)(20)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(b)(3)(B)	Amendment dated April 29, 2005 to Subadvisory Agreement dated May 1, 2003 relating to Money Market Trust B, 500 Index Trust B and Quantitative Value Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (formerly MFC Global Investment Management (U.S.), Limited) previously filed as exhibit (d)(20)(C) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(b)(3)(C)	Amendment dated October 17, 2005 to Subadvisory Agreement dated May 1, 2003 relating to Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, and Lifestyle Conservative 280 Trusts, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (formerly MFC Global Investment Management (U.S.), Limited) previously filed as exhibit (d)(20)(D) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(b)(3)(D)	Amendment dated January 30, 2006 to Subadvisory Agreement dated May 1, 2003 relating to Index Allocation Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (formerly MFC Global Investment Management (U.S.), Limited) previously filed as exhibit (d)(20)(F) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(b)(3)(E)	Amendment dated April 28, 2006 to Subadvisory Agreement dated May 1, 2003 relating to Absolute Return Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (formerly MFC Global Investment Management (U.S.A), Limited) previously filed as exhibit (d) (63) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

6(b)(3)(F)	Amendment dated April 30, 2007 to Subadvisory Agreement dated May 1, 2003 relating to Franklin Templeton Founding Allocation Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (formerly MFC Global Investment Management (U.S.), Limited) previously filed as exhibit (d)(73) to post effective amendment no. 76 on October 12, 2007, accession number 0000950135-07-006125.

6(b)(3)(G)	Amendment dated October 29, 2007 to Subadvisory Agreement dated May 1, 2003 relating to American Fundamental Holdings Trust and American Global Diversification Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (formerly MFC Global Investment Management (U.S.), Limited) previously filed as exhibit (d)(77) to post effective amendment no. 78 on February 13, 2008 accession number 0000950135-08-000895.

6(b)(3)(H)	Amendment dated December 26, 2007 to Subadvisory Agreement dated May 1, 2003 relating to Lifecycle 2010, Lifecycle 2015, Lifecycle 2020, Lifecycle 2025, Lifecycle 2030, Lifecycle 2035, Lifecycle 2040, Lifecycle 2045, Lifecycle 2050, and Lifecycle Retirement Trusts, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (formerly MFC Global Investment Management (U.S.), Limited) previously filed as exhibit (d)(78) to post effective amendment no. 78 on February 13, 2008 accession number 0000950135-08-000895.

6(b)(3)(I)	Amendment dated April 25, 2008 to the Subadvisory Agreement dated May 1, 2003 relating to Quantitative All Cap Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (formerly MFC Global Investment Management (U.S.), Limited) previously filed as exhibit (d)(85) to post effective amendment no. 79 on April 16, 2008 accession number 0000950135-08-002555.

Exhibit Number	Description*

6(b)(3)(J)	Amendment dated April 28, 2008 to the Subadvisory Agreement dated May 1, 2003 relating to Absolute Return Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (formerly MFC Global Investment Management (U.S.), Limited) previously filed as exhibit (d)(20)(N) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(b)(3)(K)	Amendment dated June 27, 2008 to the Subadvisory Agreement dated May 1, 2003 relating to American Diversified Growth & Income, American Fundamental Holdings and American Global Diversification, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (formerly MFC Global Investment Management (U.S.), Limited) previously filed as exhibit (d)(20)(O) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(b)(3)(L)	Amendment to Subadvisory Agreement dated May 1, 2003 regarding Core Balanced Strategy Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (formerly MFC Global Investment Management (U.S.), Limited) – previously filed as exhibit 99.(d)(37)(C) to post-effective amendment no. 86 filed on April 27, 2009, accession number 0000950135-09-003140.

6(b)(3)(M)	Amendment dated April 29, 2009 to Subadvisory Agreement dated May 1, 2003 relating to Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Allocation Trust, Core Balanced Trust, Core Disciplined Diversification Trust and International Index Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (formerly MFC Global Investment Management (U.S.), Limited) previously filed as exhibit 99.(d)(20)(Q) to post-effective amendment no. 88 filed on April 30, 2009, accession number 0000950135-09-003297.

6(b)(3)(N)	Form of Amendment to the Subadvisory Agreement dated May 1, 2003 relating Smaller Company Growth Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (formerly MFC Global Investment Management (U.S.), Limited) previously filed as exhibit (d)(20)(P) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(b)(3)(O)	Form of Amendment to Subadvisory Agreement dated May 1, 2003 relating to Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited previously filed as exhibit (d)(20)(R) to post-effective amendment no. 93 filed on February 10, 2011, accession number 0000950123-11-011585.

6(b)(3)(P)	Amendment dated March 25, 2011 to Subadvisory Agreement dated May 1, 2003 relating to Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited – previously filed as exhibit (d)(20)(Y) to post-effective amendment no. 96 filed on April 26, 2011, accession number 0000950123-11-039158.

6(b)(4)	Subadvisory Agreement dated April 29, 2005 relating to International Equity Index Trust A and International Equity Index Trust B, between the Adviser and SSgA Funds Management, Inc. previously filed as exhibit (d)(28) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(b)(4)(A)	Amendment dated October 10, 2005 to Subadvisory Agreement dated April 29, 2005 relating to International Equity Index Trust A and International Equity Index Trust B, between the Adviser and SSgA Funds Management, Inc. previously filed as exhibit (d)(28)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

7(a)	Distribution Agreement dated January 1, 2002 as amended June 26, 2003 previously filed as exhibit (d)(1)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

Exhibit Number	Description*

7(b)	Amendment dated September 28, 2004 to Distribution Agreement dated January 1, 2002 as amended June 26, 2003 previously filed as exhibit (e)(2) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

8	Not Applicable

9	Custodian Agreement dated September 26, 2008 between the Trust and State Street Bank and Trust Company previously filed as exhibit (g) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

10(a)	Series I Shares Rule 12b-1 Plan (formerly Class A Shares) dated September 21, 2001, as amended April 4, 2002, June 26, 2003, April 1, 2004, December 13, 2004, June 23, 2005, September 23, 2005, December 13, 2005, March 30, 2006, March 23, 2007, September 28, 2007, June 27, 2008, and March 25, 2011 previously filed as exhibit (m) to post-effective amendment no. 93 filed on February 10, 2011, accession number 0000950123-11-011585.

10(a)(1)	Series II Shares Rule 12b-1 Plan (formerly Class B Shares) dated September 21, 2001, as amended April 4, 2002, June 26, 2003, April 1, 2004, December 13, 2004, June 23, 2005, September 23, 2005, December 13, 2005, March 30, 2006, March 23, 2007, September 28, 2007, June 27, 2008, and March 25, 2011 previously filed as exhibit (m)(1) to post-effective amendment no. 93 filed on February 10, 2011, accession number 0000950123-11-011585.

10(a)(2)	Series III Shares Rule 12b-1 Plan dated March 23, 2007, as amended on September 28, 2007 and March 20, 2009 previously filed as exhibit (m)(2) to post-effective amendment no. 91 filed on April 28, 2010, accession number 0000950123-10-039304.

10(b)	Rule 18f-3 Plan dated September 21, 2001, as amended April 4, 2002, June 26, 2003, December 13, 2004, June 23, 2005, December 13, 2005, March 30, 2006, March 23, 2007, September 28, 2007, and March 25, 2008 previously filed as exhibit (n) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

11	Opinion and Consent of Betsy Anne Seel, Esq., regarding legality of issuance of shares and other matters previously filed as exhibit 11 to the Proxy Statement/Prospectus in the Registration Statement on Form N-14 (File No. 333-182611) filed on July 10, 2012, accession number 0001193125-12-298691.

12	Opinions of Dechert LLP on tax matters – Filed herewith.

13	Not Applicable.

14(a)	Consent of PricewaterhouseCoopers LLP previously filed as exhibit 14(a) to the Proxy Statement/Prospectus in the Registration Statement on Form N-14 (File No. 333-182611) filed on July 10, 2012, accession number 0001193125-12-298691.

14(b)	Consent of Dechert LLP previously filed as exhibit 14(b) to the Proxy Statement/Prospectus in the Registration Statement on Form N-14 (File No. 333-182611) filed on July 10, 2012, accession number 0001193125-12-298691.

14(c)	Consent of Betsy Anne Seel previously filed as exhibit 11 to the Proxy Statement/Prospectus in the Registration Statement on Form N-14 (File No. 333-182611) filed on July 10, 2012, accession number 0001193125-12-298691.

15	Not Applicable.

16	Powers of Attorney for all Trustees previously filed as exhibit 16 to the Proxy Statement/Prospectus in the Registration Statement on Form N-14 (File No. 333-182611) filed on July 10, 2012, accession number 0001193125-12-298691.

17(a)	Annual Report of John Hancock Variable Insurance Trust dated December 31, 2011 — previously filed on Form N-CSR on March 8, 2012, accession no. 0001145443-12-000193.

17(b)	Semi-Annual Report of John Hancock Variable Insurance Trust dated June 30, 2012 — previously filed on Form N-CSR on September 4, 2012, accession no. 0001145443-12-001033.

Item 17. Undertakings

(a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

Signatures

Pursuant to the requirements of the Securities Act of 1933, the Registrant, John Hancock Variable Insurance Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 16th day of November, 2012.

JOHN HANCOCK VARIABLE INSURANCE TRUST (Registrant)

By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Attest:

/s/ Betsy Anne Seel

Betsy Anne Seel

Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

/s/ Hugh McHaffie Hugh McHaffie	President (Chief Executive Officer)	** (Date)

/s/ Charles Rizzo Charles Rizzo	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	** (Date)

/s/ Charles L. Bardelis* Charles L. Bardelis	Trustee	** (Date)

/s/ James R. Boyle* James R. Boyle	Trustee	** (Date)

/s/ Peter S. Burgess* Peter S. Burgess	Trustee	** (Date)

/s/ Grace K. Fey* Grace K. Fey	Trustee	** (Date)

/s/ Theron Steeley Hoffman* Theron Steeley Hoffman	Trustee	** (Date)

/s/ Hassell H. McClellan* Hassell H. McClellan	Trustee	** (Date)

/s/ James M. Oates* James M. Oates	Trustee and Chairman	** (Date)

* By: /s/ Betsy Anne Seel Betsy Anne Seel, Attorney-in-Fact Pursuant to Powers of Attorney previously filed. ** November 16, 2012

JOHN HANCOCK VARIABLE INSURANCE TRUST

Index To Exhibits

Exhibit Number	Description of Exhibit
12	Opinions of Dechert LLP on tax matters.